Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
MSCI ACWI ex USA Investable Market Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.96%	7.77%	8.38%
Elfun Diversified Fund
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	7.46%	8.26%
Elfun Diversified Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.64%	5.64%	6.49%
Elfun Diversified Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.12%	5.37%	6.05%